Share-Based Awards - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation, shares authorized ( in shares) | shares	29,293,509
Share-based award compensation expense	$ 9,378,000	$ 579,000	$ 0
Number of employees with cancelled or converted RSU | employee		91
Cancelled RSU cash payment term		30 days
Share-based award compensation expense, tax benefit	2,201,000	$ 670,000	0
Repurchase of common stock	$ 1,969,000
Shares withheld for taxes (in shares) | shares	180,000
Historical H-D
Share-based Compensation Arrangement by Share-based Payment Award
Share-based award compensation expense	$ 1,119,000	1,694,000	786,000
Time-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Share-based award compensation expense	$ 7,305,000	416,000
Vesting period	3 years
Time-Based RSUs | Director
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	1 year
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Share-based award compensation expense	$ 2,073,000	163,000	$ 0
Vesting period	3 years
Performance Shares | First vesting period
Share-based Compensation Arrangement by Share-based Payment Award
Annual award vesting (as a percent)	33.33%
Performance Shares | Second vesting period
Share-based Compensation Arrangement by Share-based Payment Award
Annual award vesting (as a percent)	33.33%
Performance Shares | Third vesting period
Share-based Compensation Arrangement by Share-based Payment Award
Annual award vesting (as a percent)	33.33%
Restricted Stock | Historical H-D
Share-based Compensation Arrangement by Share-based Payment Award
Share-based award compensation expense	$ 171,000
Increase in accrued compensation	474,000
Accrued compensation liability	1,017,000	$ 1,603,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation	$ 16,230,000
Weighted-average period of recognition (years)	2 years
Restricted Stock Units (RSUs) | Historical H-D
Share-based Compensation Arrangement by Share-based Payment Award
Cash payments	$ 1,705,000
Unrecognized compensation	$ 731,000
Weighted-average period of recognition (years)	7 months 13 days
Restricted Stock Units (RSUs) | First vesting period
Share-based Compensation Arrangement by Share-based Payment Award
Annual award vesting (as a percent)	33.33%
Restricted Stock Units (RSUs) | Second vesting period
Share-based Compensation Arrangement by Share-based Payment Award
Annual award vesting (as a percent)	33.33%
Restricted Stock Units (RSUs) | Third vesting period
Share-based Compensation Arrangement by Share-based Payment Award
Annual award vesting (as a percent)	33.33%
Restricted Stock Units Settled In Cash
Share-based Compensation Arrangement by Share-based Payment Award
Cash payments	$ 233,000
Unrecognized compensation	$ 864,000
Weighted-average period of recognition (years)	1 year 11 months 19 days